Revenue - Deferred revenue balances (Details) - CNY (¥) ¥ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred revenue from contracts with customers
Upfront franchise fees	¥ 333,905		¥ 319,537	¥ 303,216
Advances from sales of hotel supplies and other products	106,087		92,144	111,633
Loyalty program	33,346		36,877	48,691
Others	45,776		32,279	38,104
Deferred revenue	519,114		480,837	501,644
Recognized revenues which were included in deferred revenue	¥ 64,502	¥ 66,751	¥ 170,768	¥ 160,633	¥ 143,570